CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 30,605	$ 25,346
Deposits (Note 3)	3,205	9,001
Marketable securities (Note 3)	9,855	22,586
Trade receivables, net of allowance for doubtful accounts of $605 and $500 as of December 31, 2014 and 2013, respectively (Note 4)	25,849	22,490
Deferred taxes (Note 14)	1,680	1,740
Other receivables and prepaid expenses (Note 5)	3,957	4,408
Total Current Assets	75,151	85,571
Long-Term Assets:
Deposits (Note 6 & Note 11A)	1,335	1,072
Other receivables and prepaid expenses (Note 5)	368	218
Severance pay funds (Note 7)	1,719	2,052
Deferred taxes (Note 14)	3,280	2,060
Identifiable intangible assets, net (Note 8)	4,679	0
Goodwill (Note 8)	7,199	1,572
Property and equipment, net (Note 9)	4,979	5,023
Total Long-Term Assets	23,559	11,997
TOTAL ASSETS	98,710	97,568
Current Liabilities:
Current maturities of debt	103	0
Accounts payable and accrued expenses (Note 10)	18,664	17,707
Deferred revenues	13,930	13,420
Total Current Liabilities	32,697	31,127
Long-Term Liabilities:
Long term debt	70	0
Accrued severance pay (Note 7)	4,276	4,840
Deferred tax liability (Note 14)	20	40
Deferred revenues	3,622	4,642
Total Long-Term Liabilities	7,988	9,522
Total Liabilities	40,685	40,649
Commitments and Contingencies (Note 11)
Shareholders' Equity (Note 12):
Special preferred shares NIS 0.02 par value: Authorized - 5,000,000 as of December 31, 2014 and 2013; No issued and outstanding shares as of December 31, 2014 and 2013;
Ordinary shares of NIS 0.02 par value: Authorized - 100,000,000 as of December 31, 2014 and 2013; Issued - 33,175,302 shares as of December 31, 2014 and 32,533,575 as of December 31, 2013; Outstanding - 33,136,302 shares as of December 31, 2014 and 32,494,575 shares as of December 31, 2013;	140	137
Additional paid-in capital	97,511	92,301
Accumulated other comprehensive (loss) income	(372)	703
Accumulated deficit	(39,211)	(36,179)
Stockholders' Equity before Treasury Stock, Total	58,068	56,962
Treasury shares, at cost: 39,000 shares	(43)	(43)
Total Shareholders' Equity	58,025	56,919
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 98,710	$ 97,568